Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued expenses and reserves	$ 49,263	$ 40,105
Operating lease liabilities	31,349	13,973
Share-based compensation	4,030	2,000
Net operating loss carryforwards	0	465
Capitalized research and development expenditures	96,814	65,528
Other	12,479	8,442
Gross deferred tax assets	193,935	130,513
Valuation allowance	(10,014)	(7,358)
Total deferred tax assets, net of valuation allowance	183,921	123,155
Deferred tax liabilities:
Goodwill and intangible assets	(118,195)	(126,063)
Property and equipment, net	(3,327)	(1,848)
Right-of-use assets	(29,237)	(11,732)
Total deferred tax liabilities	(150,759)	(139,643)
Net deferred tax assets (liabilities)	$ 33,162
Net deferred tax assets (liabilities)		$ (16,488)